Financial instruments and risk management - Liquidity Risk (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Maturities of financial liabilities
Percentage of fixed interest rate borrowings	64.00%	45.00%
Liquidity risk
Maturities of financial liabilities
Contractual Cash Flows	$ 107,160
Liquidity risk | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual Cash Flows	23,809
Liquidity risk | Notes payable
Maturities of financial liabilities
Contractual Cash Flows	14,039
Liquidity risk | Interest bearing loans and borrowings
Maturities of financial liabilities
Contractual Cash Flows	12,891
Liquidity risk | Secured Debentures
Maturities of financial liabilities
Contractual Cash Flows	10,000
Liquidity risk | Undiscounted lease obligations
Maturities of financial liabilities
Contractual Cash Flows	46,421
Liquidity risk | Less than one year
Maturities of financial liabilities
Contractual Cash Flows	62,587
Liquidity risk | Less than one year | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual Cash Flows	23,809
Liquidity risk | Less than one year | Notes payable
Maturities of financial liabilities
Contractual Cash Flows	13,974
Liquidity risk | Less than one year | Interest bearing loans and borrowings
Maturities of financial liabilities
Contractual Cash Flows	12,891
Liquidity risk | Less than one year | Secured Debentures
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | Less than one year | Undiscounted lease obligations
Maturities of financial liabilities
Contractual Cash Flows	11,913
Liquidity risk | 1-3 years
Maturities of financial liabilities
Contractual Cash Flows	18,870
Liquidity risk | 1-3 years | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 1-3 years | Notes payable
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 1-3 years | Interest bearing loans and borrowings
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 1-3 years | Secured Debentures
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 1-3 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual Cash Flows	18,870
Liquidity risk | 4-5 years
Maturities of financial liabilities
Contractual Cash Flows	21,174
Liquidity risk | 4-5 years | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 4-5 years | Notes payable
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 4-5 years | Interest bearing loans and borrowings
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | 4-5 years | Secured Debentures
Maturities of financial liabilities
Contractual Cash Flows	10,000
Liquidity risk | 4-5 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual Cash Flows	11,174
Liquidity risk | Greater than 5 years
Maturities of financial liabilities
Contractual Cash Flows	4,529
Liquidity risk | Greater than 5 years | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | Greater than 5 years | Notes payable
Maturities of financial liabilities
Contractual Cash Flows	65
Liquidity risk | Greater than 5 years | Interest bearing loans and borrowings
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | Greater than 5 years | Secured Debentures
Maturities of financial liabilities
Contractual Cash Flows	0
Liquidity risk | Greater than 5 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual Cash Flows	$ 4,464
Interest rate risk
Maturities of financial liabilities
Percentage of increase in interest rate	1.00%
Percentage of decrease in interest rate	1.00%
Increase in interest payment due to possible increase in interest rate	$ 129	$ 161
Decrease in interest payment due to possible increase in interest rate	$ 129	$ 161